Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	June 30, 2019	June 30, 2018
Office equipment and furniture	$296,767	$284,422
Vehicle	143,411	-
Leasehold improvements	164,815	110,466
Less: accumulated depreciation and amortization	(381,608)	(259,206)
Total	$223,385	$135,682